Accounting policy developments (Tables)	12 Months Ended
Dec. 31, 2020
Accounting policy developments
Disclosure of Impact of IFRS 16 Application on Consolidated Statements of Financial Position [Table Text Block]

IFRS 16, Leases, has the following impact on the fiscal 2019 opening amounts:

	Excluding
	effects of		As reported
As at January 1, 2019 (millions)	IFRS 16	IFRS 16 effects	under IFRS 16
Non‑current assets
Property, plant and equipment, net	$115.2	$138.4	$253.6
Deferred income taxes	$2.6	$1.3	$3.9
Current liabilities
Current maturities of long‑term debt	$6.0	$26.7	$32.7
Non‑current liabilities
Long‑term debt	$302.0	$127.6	$429.6
Owners’ equity
Retained earnings	$(108.3)	$(14.7)	$(123.0)
Accumulated other comprehensive income	$21.2	$0.1	$21.3